Cash Flow Information - Summary of Non-cash Investing and Financing Activities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Non Cash Investing And Financing Activities [Abstract]
Issuance of ordinary shares to music label partners	¥ 1,519
Issuance of ordinary shares for business combinations			¥ 17,999
Issuance of ordinary shares for equity investments	¥ 1,027	¥ 7,547
Distribution to Tencent		(3,774)
Other payable for business combinations		277
Issuing restricted shares for business combinations		149
Settlement of dividend by issuance of shares		58	138
Other receivables from disposal of long term investments			16
Other payable for acquisition of investments in Joint ventures		¥ 46
Insurance of ordinary shares for licensing of contents			¥ 30